COMMON STOCK (Details Narrative) - $ / shares		3 Months Ended	12 Months Ended
	Oct. 21, 2024	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 04, 2024	Jun. 03, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized		100,000,000	100,000,000	100,000,000	100,000,000	25,000,000
Common stock, par value per share	$ 0.007	$ 0.007	$ 0.007	$ 0.007
Shares issued	2,048,294
Restricted Stock Units Unvested [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unvested restricted stock		430,474	349,057	110,645
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued		18,255,825	15,576,674	9,505,255